Voyage revenues (Tables)	12 Months Ended
Dec. 31, 2019
Voyage Revenues Tables Abstract
Voyage revenues
	Years ended December 31,
	2017	2018	2019

Time charters	$240,529	$397,499	$373,927
Voyage charters	102,977	253,812	437,779
Pool revenues	574	250	9,659
	$344,080	$651,561	$821,365